Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 20,142	$ 32,229
Short-term investments	1,060	2,017
Accounts receivable - net	56,419	51,996
Inventories - net:
Raw materials and in-process	30,480	20,128
Finished parts	36,451	27,005
Finished products	6,262	4,316
	73,193	51,449
Deferred income taxes	2,711	2,172
Prepaid and other	2,347	3,331
Total current assets	155,872	143,194
Property, plant, and equipment
Land	2,270	2,024
Buildings	91,395	89,444
Machinery and equipment	132,743	124,771
	226,408	216,239
Accumulated depreciation	112,059	102,713
Property, plant and equipment - net	114,349	113,526
Deferred income taxes	205	211
Prepaid pension and other	2,793	3,334
Goodwill and other intangible assets	25,481	26,442
	298,700	286,707
Current Liabilities:
Accounts payable	15,679	12,042
Short-term debt	10,000	25,000
Payroll and employee related liabilities	10,283	10,165
Commissions payable	7,757	6,591
Accrued expenses	7,154	5,880
Total current liabilities	50,873	59,678
Pension benefits	6,571
Postretirement benefits	22,705	22,241
Deferred and other income taxes	3,787	4,954
Total liabilities	83,936	86,873
Equity:
Common Shares, without par value: Authorized - 35,000,000 shares; Outstanding - 20,990,893 shares in 2011 and 20,984,893 shares in 2010 (after deducting treasury shares of 648,603 in 2011 and 654,603 in 2010) at stated capital amount	5,128	5,127
Additional paid-in capital	2,544	2,400
Retained earnings	223,136	201,735
Accumulated other comprehensive loss	(16,044)	(9,428)
Total equity	214,764	199,834
	$ 298,700	$ 286,707